TRANSAMERICA FUNDS

Supplement to the Currently Effective Statements of Additional Information

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Effective immediately, the following information is alphabetically added to the “Officers” table contained in the “Board Members and Officers” sub-section of the Statements of Additional Information under the heading “Management of the Trust” and the information related to Timothy Bresnahan is deleted in its entirety:

James Goundrey (46)	Assistant Secretary	Since 2024	Assistant Secretary, TF and TST (2024 – present); Assistant General Counsel, TAM (2022 – present); Associate General Counsel, Edward D. Jones & Co. (2019 - 2022); Vice President and Senior Counsel, State Street Global Advisors (2015-2019).

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Effective December 1, 2024, the following information will supplement and supersede any corresponding information contained in the Statements of Additional Information concerning the overnight mailing address:

Transamerica Fund Services, Inc.

801 Pennsylvania Avenue

Suite 219945

Kansas City, MO 64105-1307

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Investors Should Retain this Supplement for Future Reference

November 7, 2024